Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	£ 306,141	£ 269,213
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	19,068	15,881
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	16,027	14,581
Debt instruments measured at FVOCI
Disclosure of financial assets [line items]
Financial assets	8,861	3,248
Debt instruments measured at FVOCI | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,131	1,975
Equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	13,896	12,606
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,814	971
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	£ 227	£ 329